Related Party Transactions	12 Months Ended
Feb. 28, 2014
Related Party Transactions [Text Block]
13.	Related Party Transactions

Related party transactions not disclosed elsewhere are as follows:

		2014	2013	2012

i)	Incurred consulting fees with a company related by a director in common	$84,000	$84,000	$84,000

ii)	Incurred professional service fees with a company related by a director in common	$528,000	$528,000	$528,000

iii)	Incurred marketing consulting services with a company related by a director in common	$80,900	$80,800	$76,700

iv)	Incurred bottling services from a company related by a director in common	$111,519	$89,493	$574

v)	Incurred consulting fees with a company related by an officer in common	$150,000	$271,400	$260,350

vi)	Incurred services from a company related by a director in common	$5,355	$3,763	$7,217

As at February 28, 2014, the Company had an accounts payable balance of $15,447 (2013 - $5,011 ; 2012 - $nil) to the bottling service company related by a director in common. The security on this amount is $nil (2013 - $nil ; 2012 - $nil) and the interest rate is 24% (2013 – nil%; 2012 – nil%) per annum.

As at February 28, 2014, the Company had an accounts payable balance of $8,084 payable to companies related by directors in common (2013 - $nil ; 2012 - $11,646).